Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current prepayments and other current assets [abstract]
Prepaid rental			¥ 526
Prepaid services charges for transmission lines and electricity cables and other services	¥ 1,028		1,119
Prepaid power and water charges	648		562
Deposits and prepayments	2,068		1,847
Advances to employees	13		22
VAT recoverable	5,286		4,568
Prepaid enterprise income tax	329		312
Others	3,084		2,150
Total	¥ 12,456	$ 1,789	¥ 11,106	¥ 13,801